UNITED STATES
SECRUTIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [ ]; Amendments Number:
This Amendment (Check only one):		[ ] is a restatement.
						[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Maynard Capital Partners, L.L.C.
Address:	5151 Glenwood Avenue
		Raleigh, NC 27612

Form 13F File Number:   28-11043

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		John M. Day
Title:		Managing Partner
Phone:		919-881-5120

Signature,				Place,				and Date of Signing
John M. Day				Raleigh, North Carolina		February 7, 2005

Report Type (Check only one.):

	[X] 13F HOLDINGS REPORT.
	[ ]  13F NOTICE.
	[ ]  13F COMBINATION REPORT.

FORM13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	7
Form 13F Information Table Value Total:	$121,141

List of Other Included Mangers:
NONE

FORM 13F INFORMATION TABLE
                                                 VALUE   SHRS OR    SH/ PUT/  INVESTMENT   OTHER   VOTING AUTHORITY
     NAME OF ISSUER     TITLE OF CLASS  CUSIP  (x$1000)   PRN AMT   PRN CALL  DISCRETION  MANAGERS   SOLE   SHARED  NONE

Aramark Corp            CLB           038521100  $27,244    993,600 SH           SOLE               993,600       0      0
Brinker Intl Inc        COM           109641100  $22,640    682,756 SH           SOLE               682,756       0      0
Constellation Brands IncCLA           21036P108  $25,940    787,723 SH           SOLE               787,723       0      0
Dollar Tree Stores Inc  COM           256747106  $14,215    472,727 SH           SOLE               472,727       0      0
Escalade Inc            COM           296056104     $245      7,200 SH           SOLE                 7,200       0      0
O Reilly Automotive Inc COM           686091109  $23,908    620,031 SH           SOLE               620,031       0      0
Yankee Candle Inc       COM           984757104   $6,949    254,258 SH           SOLE               254,258       0      0